REVENUE - Additional Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Revenue from Contract with Customer [Abstract]
Number of reportable segments | segment	3
Contract with customer, liability	$ 1.8	$ 1.7
Contract with customer, receivable, net	$ 2.9	$ 1.8